UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-8031

Seligman Value Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman

Value Fund Series, Inc.

Large-Cap Value Fund

Smaller-Cap Value Fund

Mid-Year Report

June 30, 2008

A Value Approach to Seeking Long-Term Capital Appreciation

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

To The Shareholders

Your mid-year report for the Seligman Value Fund Series, Inc. follows this letter. The report contains the investment results, portfolio of investments, and financial statements for Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund as of June 30, 2008.

For the six months ended June 30, 2008, Seligman Large-Cap Value Fund delivered a total return, based on the net asset value of Class A shares (excluding sales charges), of -11.1%. During the same period, the Fund’s benchmark, the Russell 1000 Value Index, returned -13.6%, and the Fund’s peers, as measured by the Lipper Large-Cap Value Funds Average and the Lipper Multi-Cap Value Funds Average, returned -13.2% and -12.6%, respectively.

Seligman Smaller-Cap Value Fund delivered a total return, based on the net asset value of Class A shares (excluding sales charges), of -16.1% for the six-month period. The Fund’s benchmark, the Russell 2000 Value Index, returned -9.8%, and the Fund’s peers, as measured by the Lipper Small-Cap Core Funds Average and the Lipper Small-Cap Value Funds Average, returned -9.2% and -8.6%, respectively.

On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. The conversion did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire J. & W. Seligman & Co. Incorporated (“Seligman”), the Series’ manager, in a transaction that is likely to close in the fourth quarter of 2008. Consummation of the acquisition of Seligman will result in Seligman becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of Seligman and an assignment and automatic termination of the Series’ current management agreement with Seligman. On July 29, 2008, the Series’ Board approved, with respect to each Fund, a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of each Fund for their approval.

Please note that the Series will continue to be managed by Neil Eigen, Richard Rosen, and the Seligman Value Team under the new advisory agreement.

Thank you for your continued support of Seligman Value Fund Series.

By order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President

August 25, 2008

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Value Fund Series, Inc., and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds (except for Class I shares) as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds. Class I shares do not have sales charges, and returns are calculated accordingly.

The stocks of smaller companies, which Seligman Smaller-Cap Value Fund invests in, may be subject to above-average price fluctuations. An investment in a Fund is subject to certain risks, including the possible loss of principal.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectuses or statement of additional information.

Performance and Portfolio Overview

Seligman Large-Cap Value Fund

Investment Results

Total Returns

For Periods Ended June 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With Sales Charge	(16.24)%	(18.09)%	9.79%	3.24%		n/a	n/a	n/a
Without Sales Charge	(11.12)	(13.10)	11.10	3.85		n/a	n/a	n/a
Class B
With CDSC†	(15.92)	(18.06)	10.01	n/a		n/a	n/a	n/a
Without CDSC	(11.50)	(13.75)	10.28	3.24	ø	n/a	n/a	n/a
Class C
With 1% CDSC	(12.26)	(14.54)	n/a	n/a		n/a	n/a	n/a
Without CDSC	(11.37)	(13.68)	10.29	n/a		2.99%	n/a	n/a
Class I	(10.91)	(12.61)	11.73	n/a		n/a	4.98%	n/a
Class R
With 1% CDSC	(12.21)	(14.24)	n/a	n/a		n/a	n/a	n/a
Without CDSC	(11.32)	(13.38)	10.82	n/a		n/a	n/a	12.07%
Benchmarks**
Lipper Large-Cap Value Funds Average	(13.20)	(17.04)	7.77	3.76		3.19	4.42	9.12
Lipper Multi-Cap Value Funds Average	(12.55)	(18.55)	8.35	5.47		5.26	5.61	9.84
Russell 1000 Value Index	(13.57)	(18.78)	8.91	4.91		4.14	6.12	10.20
S&P 500 Index	(11.90)	(13.11)	7.57	2.88		1.65	3.64	8.66

Net Asset Value Per Share

	Class A	Class B	Class C	Class I	Class R
6/30/08	$13.98	$13.24	$13.25	$14.29	$13.86
12/31/07	15.73	14.96	14.95	16.04	15.63
6/30/07	16.09	15.35	15.35	16.36	16.00

See footnotes on page 9.

Performance and Portfolio Overview

Seligman Large-Cap Value Fund

Diversification of Net Assets

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	December 31, 2007
Common Stocks:
Aerospace and Defense	2	$7,250,544	$12,455,000	5.5	6.1
Capital Markets	2	15,875,287	11,463,300	5.0	5.1
Chemicals	2	7,772,124	12,172,500	5.3	7.2
Commercial Banks	1	6,553,491	6,833,050	3.0	2.9
Communications Equipment	1	6,065,086	6,210,400	2.7	4.0
Computers and Peripherals	1	6,257,636	4,916,410	2.1	2.4
Diversified Financial Services	2	14,210,520	10,755,950	4.7	4.7
Food and Staples Retailing	1	3,904,264	7,014,000	3.1	3.3
Food Products	1	5,434,939	5,378,400	2.4	3.0
Health Care Equipment and Supplies	2	10,925,250	14,089,800	6.2	5.1
Health Care Providers and Services	1	9,229,848	7,954,000	3.5	—
Independent Power Producers and Energy Traders	2	14,066,658	15,955,300	7.0	5.3
Industrial Conglomerates	—	—	—	—	2.8
Insurance	4	26,814,540	24,784,150	10.9	11.3
Internet Software and Services	—	—	—	—	2.0
IT Services	1	10,232,501	7,649,200	3.4	3.5
Machinery	1	3,600,442	5,905,600	2.6	2.7
Multiline Retail	1	4,123,493	5,080,600	2.2	1.6
Oil, Gas and Consumable Fuels	4	16,239,687	28,804,800	12.6	13.1
Pharmaceuticals	1	7,751,337	6,980,200	3.1	2.5
Road and Rail	2	5,192,364	14,459,100	6.3	5.5
Specialty Retail	2	13,184,029	11,233,000	4.9	3.2
Tobacco	2	3,416,950	6,995,000	3.1	2.8
Total Common Stocks	36	198,100,990	227,089,760	99.6	100.1
Short-Term Holding and Other Assets Less Liabilities	1	838,338	838,338	0.4	(0.1)
Net Assets	37	$198,939,328	$227,928,098	100.0	100.0

Performance and Portfolio Overview

Seligman Large-Cap Value Fund

Largest Industries

June 30, 2008

Largest Portfolio Holdings#1

June 30, 2008

Security	Value	Percent of Net Assets
Unum Group	$9,202,500	4.0
Williams Companies	8,465,100	3.7
AES	8,260,300	3.6
Humana	7,954,000	3.5
Chevron	7,930,400	3.5
Dynegy (Class A)	7,695,000	3.4
Baxter International	7,672,800	3.4
Amdocs	7,649,200	3.4
Union Pacific	7,550,000	3.3
Marathon Oil	7,261,800	3.2

Largest Portfolio Changes##

During the Six Months Ended June 30, 2008

Largest Purchases	Largest Sales
Humana[2]	General Electric[3]
Brystol-Myers Squibb[2]	Wyeth[3]
Lowe’s2	Symantec[3]
Bank of America	Rohm & Haas[3]
Morgan Stanley	CSX
J.C. Penney	Kraft Foods (Class A)[3]
Dynegy (Class A)	Praxair
Tyson Foods (Class A)	Costco Wholesale
AES	Caterpillar
Unum Group	Williams Companies

See footnotes on page 9.

Performance and Portfolio Overview

Seligman Smaller-Cap Value Fund

Investment Results

Total Returns

For Periods Ended June 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With Sales Charge	(20.96)%	(24.81)%	8.46%	6.44%		n/a	n/a	n/a
Without Sales Charge	(16.14)	(20.24)	9.75	7.07		n/a	n/a	n/a
Class B
With CDSC†	(20.63)	(24.13)	8.64	n/a		n/a	n/a	n/a
Without CDSC	(16.46)	(20.83)	8.92	6.44	ø	n/a	n/a	n/a
Class C
With 1% CDSC	(17.22)	(21.42)	n/a	n/a		n/a	n/a	n/a
Without CDSC	(16.39)	(20.76)	8.94	n/a		8.31%	n/a	n/a
Class I	(15.92)	(19.78)	10.38	n/a		n/a	8.63%	n/a
Class R
With 1% CDSC	(17.08)	(21.23)	n/a	n/a		n/a	n/a	n/a
Without CDSC	(16.24)	(20.56)	9.48	n/a		n/a	n/a	11.28%
Benchmarks**
Lipper Small-Cap Core Funds Average	(9.19)	(16.99)	10.20	6.77		8.60	7.95	12.24
Lipper Small-Cap Value Funds Average	(8.57)	(19.67)	10.23	7.62		9.60	8.78	12.16
Russell 2000 Value Index	(9.84)	(21.63)	10.00	7.46		9.47	9.01	12.11

Net Asset Value Per Share

	Class A	Class B	Class C	Class I	Class R
6/30/08	$13.35	$11.98	$11.99	$14.00	$13.15
12/31/07	15.92	14.34	14.34	16.65	15.70
6/30/07	19.74	18.14	18.14	20.45	19.56

See footnotes on page 9.

Performance and Portfolio Overview

Seligman Smaller-Cap Value Fund

Diversification of Net Assets

June 30, 2008

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2008	December 31, 2007
Common Stocks:
Aerospace and Defense	1	$2,998,336	$6,238,400	2.9	3.8
Airlines	2	7,844,117	7,455,300	3.5	1.5
Beverages	—	—	—	—	4.5
Biotechnology	—	—	—	—	2.1
Chemicals	2	9,964,267	13,131,000	6.2	5.3
Commercial Services and Supplies	3	11,140,111	17,179,250	8.1	8.4
Communications Equipment	1	6,066,108	6,252,400	2.9	2.0
Computers and Peripherals	1	6,657,580	3,388,000	1.6	1.3
Construction and Engineering	1	2,661,315	8,032,700	3.8	3.7
Containers and Packaging	1	2,872,831	5,419,700	2.5	3.6
Distributors	1	2,007,926	6,673,500	3.1	—
Diversified Consumer Services	1	1,432,116	5,274,000	2.5	2.7
Electrical Equipment	3	12,345,571	13,770,200	6.5	6.5
Electronic Equipment and Instruments	—	—	—	—	2.4
Energy Equipment and Services	2	8,533,833	15,093,650	7.1	6.4
Health Care Providers and Services	1	6,070,968	5,423,729	2.5	3.3
Health Care Technology	1	5,013,838	3,672,000	1.7	—
Hotels, Restaurants and Leisure	2	7,343,148	6,904,200	3.3	4.1
Insurance	5	22,521,532	27,994,350	13.2	11.6
IT Services	1	5,657,128	5,492,400	2.6	2.2
Machinery	1	5,533,638	6,118,000	2.9	1.9
Multiline Retail	1	4,775,448	4,777,000	2.3	1.5
Personal Products	1	4,247,887	5,037,500	2.4	1.8
Pharmaceuticals	1	6,199,736	3,732,900	1.8	1.9
Real Estate Investment Trusts	1	7,637,278	3,150,000	1.5	1.6
Road and Rail	1	3,993,864	1,181,250	0.6	1.0
Semiconductors and Semiconductor Equipment	3	9,140,952	15,014,397	7.1	6.4
Software	2	14,382,232	12,792,900	6.0	5.8
Specialty Retail	2	12,974,631	5,137,600	2.4	2.6
Total Common Stocks	42	190,016,391	214,336,326	101.0	99.9
Other Assets Less Liabilities	1	(2,135,814)	(2,135,814)	(1.0)	0.1
Net Assets	43	$187,880,577	$212,200,512	100.0	100.0

Performance and Portfolio Overview

Seligman Smaller-Cap Value Fund

Largest Industries

June 30, 2008

Largest Portfolio Holdings#1

June 30, 2008

Security	Value	Percent of Net Assets
Shaw Group	$8,032,700	3.8
Quest Software	7,849,300	3.7
TETRA Technologies	7,587,200	3.6
Exterran Holdings	7,506,450	3.5
EnerSys	6,846,000	3.2
Hercules	6,772,000	3.2
Cypress Semiconductor	6,682,500	3.1
Central European Distribution	6,673,500	3.1
Waste Connections	6,386,000	3.0
Minerals Technologies	6,359,000	3.0

Largest Portfolio Changes##

During the Six Months Ended June 30, 2008

Largest Purchases	Largest Sales
Delta Air Lines[2]	Central European Distribution
Pier 1 Imports[2]	Trimble Navigation[3]
Eclipsys[2]	EnerSys
WellCare Health Plans	Korn/Ferry International[3]
ON Semiconductor[2]	HealthSouth[3]
Continental Airlines (Class B)	Owens-Illinois
F5 Networks	Exterran Holdings
Fred’s (Class A)	Shaw Group
Minerals Technologies	Coldwater Creek[3]
Hercules	Cypress Semiconductor

See footnotes on page 9.

Performance and Portfolio Overview

*	Returns for periods of less than one year are not annualized.
**	See page 10 for description of benchmark averages and indices.
†	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
ø	Ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
#	Excludes short-term holdings.
##	Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
[1]

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

[2]	Position added during the period.
[3]	Position eliminated during the period.

Benchmarks

Averages

Lipper Large-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year-sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Lipper Small-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Indices

Russell 1000 Value Index – This index measures the performance of those Russell 1000 companies (large-cap value segment of the US equity universe) with lower price-to-book ratios and higher forecasted growth values.

Russell 2000 Value Index – This index measures the performance of those Russell 2000 companies (small-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) – This index measures the performance of 500 of the largest US companies based on market capitalization.

Adapted from materials from Lipper Analytical Services, Inc., Russell Investment Group, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes, and sales changes. The indices also exclude the effect of expenses. Investors cannot invest directly in an average or an index.

Lipper currently classifies Seligman Large-Cap Value Fund as a Multi-Cap Value Fund and Seligman Smaller-Cap Value Fund as a Small-Cap Core Fund.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2008 and held for the entire six-month period ended June 30, 2008.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on page 12.)

Understanding and Comparing

Your Fund’s Expenses (continued)

			Actual		Hypothetical
Fund	Beginning Account Value 1/1/08	Annualized Expense Ratio*	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 to 6/30/08**	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 to 6/30/08**
Large-Cap Value Fund
Class A	$1,000.00	1.56%	$888.80	$ 7.33	$1,017.11	$ 7.82
Class B	1,000.00	2.31	885.00	10.83	1,013.38	11.56
Class C	1,000.00	2.32	886.30	10.88	1,013.33	11.61
Class I	1,000.00	0.97	890.90	4.56	1,020.04	4.87
Class R	1,000.00	1.81	886.80	8.49	1,015.86	9.07

Smaller-Cap Value Fund
Class A	$1,000.00	1.81%	$838.60	$ 8.27	$1,015.86	$ 9.07
Class B	1,000.00	2.56	835.40	11.68	1,012.13	12.81
Class C	1,000.00	2.55	836.10	11.64	1,012.18	12.76
Class I	1,000.00	1.18	840.80	5.40	1,019.00	5.92
Class R	1,000.00	2.06	837.60	9.41	1,014.62	10.32

*	Expenses of Class B, Class C, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its fees, expenses and sales charges.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2008 to June 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (number of days in the period).

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Large-Cap Value Fund

	Shares	Value
Common Stocks 99.6%

Aerospace and Defense 5.5%
Honeywell International	125,000	$6,285,000
United Technologies	100,000	6,170,000
		12,455,000

Capital Markets 5.0%
Bank of New York Mellon	160,000	6,052,800
Morgan Stanley	150,000	5,410,500
		11,463,300

Chemicals 5.3%
E. I. du Pont de Nemours	130,000	5,575,700
Praxair	70,000	6,596,800
		12,172,500

Commercial Banks 3.0%
U.S. Bancorp	245,000	6,833,050

Communications Equipment 2.7%
Juniper Networks*	280,000	6,210,400

Computers and Peripherals 2.1%
Seagate Technology	257,000	4,916,410

Diversified Financial Services 4.7%
Bank of America	235,000	5,609,450
JPMorgan Chase	150,000	5,146,500
		10,755,950

Food and Staples Retailing 3.1%
Costco Wholesale	100,000	7,014,000

Food Products 2.4%
Tyson Foods (Class A)	360,000	5,378,400

Health Care Equipment and Supplies 6.2%
Baxter International	120,000	7,672,800
Medtronic	124,000	6,417,000
		14,089,800

Health Care Providers and Services 3.5%
Humana*	200,000	7,954,000

Independent Power Producers and Energy Traders 7.0%
AES*	430,000	8,260,300
Dynegy (Class A)*	900,000	7,695,000
		15,955,300

See footnotes on page 18.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Large-Cap Value Fund (continued)

	Shares	Value

Insurance 10.9%
MetLife	105,000	$5,540,850
Prudential Financial	70,000	4,181,800
Travelers	135,000	5,859,000
Unum Group	450,000	9,202,500
		24,784,150

IT Services 3.4%
Amdocs*	260,000	7,649,200

Machinery 2.6%
Caterpillar	80,000	5,905,600

Multiline Retail 2.2%
J.C. Penney	140,000	5,080,600

Oil, Gas and Consumable Fuels 12.6%
Chevron	80,000	7,930,400
Marathon Oil	140,000	7,261,800
Valero Energy	125,000	5,147,500
Williams Companies	210,000	8,465,100
		28,804,800

Pharmaceuticals 3.1%
Bristol-Myers Squibb	340,000	6,980,200

Road and Rail 6.3%
CSX	110,000	6,909,100
Union Pacific	100,000	7,550,000
		14,459,100

Specialty Retail 4.9%
Lowe’s	220,000	4,565,000
The Gap	400,000	6,668,000
		11,233,000

Tobacco 3.1%
Altria Group	100,000	2,056,000
Philip Morris International*	100,000	4,939,000
		6,995,000

Total Common Stocks (Cost $198,100,990)		227,089,760

See footnotes on page 18.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Large-Cap Value Fund (continued)

	Principal Amount	Value

Short-Term Holding 0.4%

Repurchase Agreement 0.4%
Fixed Income Clearing Corporation 1.75%, dated 6/30/2008, maturing 7/1/2008, in the amount of $758,037, collateralized by: $795,000 Freddie Mac 5.625%, 11/23/2035 with a fair market value of $781,088 (Cost $758,000)	$758,000	$758,000

Total Investments (Cost $198,858,990) 100.0%		227,847,760

Other Assets Less Liabilities 0.0%		80,338

Net Assets 100.0%		$227,928,098

See footnotes on page 18.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Smaller-Cap Value Fund

	Shares	Value
Common Stocks 101.0%

Aerospace and Defense 2.9%
Cubic	280,000	$6,238,400

Airlines 3.5%
Continental Airlines (Class B)*	230,000	2,325,300
Delta Air Lines*	900,000	5,130,000
		7,455,300

Chemicals 6.2%
Hercules	400,000	6,772,000
Minerals Technologies	100,000	6,359,000
		13,131,000

Commercial Services and Supplies 8.1%
Brink’s	90,000	5,887,800
School Specialty*	165,000	4,905,450
Waste Connections*	200,000	6,386,000
		17,179,250

Communications Equipment 2.9%
F5 Networks*	220,000	6,252,400

Computers and Peripherals 1.6%
Hypercom*	770,000	3,388,000

Construction and Engineering 3.8%
Shaw Group*	130,000	8,032,700

Containers and Packaging 2.5%
Owens-Illinois*	130,000	5,419,700

Distributors 3.1%
Central European Distribution*	90,000	6,673,500

Diversified Consumer Services 2.5%
Sotheby’s Holdings (Class A)	200,000	5,274,000

Electrical Equipment 6.5%
Belden	115,000	3,896,200
EnerSys*	200,000	6,846,000
Thomas & Betts*	80,000	3,028,000
		13,770,200

Energy Equipment and Services 7.1%
Exterran Holdings*	105,000	7,506,450
TETRA Technologies*	320,000	7,587,200
		15,093,650

See footnotes on page 18.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Smaller-Cap Value Fund (continued)

	Shares	Value

Health Care Providers and Services 2.5%
WellCare Health Plans*	150,034	$5,423,729

Health Care Technology 1.7%
Eclipsys*	200,000	3,672,000

Hotels, Restaurants and Leisure 3.3%
Panera Bread (Class A)*	45,000	2,081,700
Penn National Gaming*	150,000	4,822,500
		6,904,200

Insurance 13.2%
Aspen Insurance Holdings	265,000	6,272,550
Endurance Specialty Holdings	180,000	5,542,200
Hanover Insurance Group	140,000	5,950,000
Infinity Property and Casualty	130,000	5,397,600
W.R. Berkley	200,000	4,832,000
		27,994,350

IT Services 2.6%
CACI International (Class A)*	120,000	5,492,400

Machinery 2.9%
Mueller Industries	190,000	6,118,000

Multiline Retail 2.3%
Fred’s (Class A)	425,000	4,777,000

Personal Products 2.4%
Herbalife	130,000	5,037,500

Pharmaceuticals 1.8%
Par Pharmaceutical*	230,000	3,732,900

Real Estate Investment Trusts 1.5%
FelCor Lodging Trust	300,000	3,150,000

Road and Rail 0.6%
Dollar Thrifty Automotive Group*	125,000	1,181,250

Semiconductors and Semiconductor Equipment 7.1%
Cypress Semiconductor*	270,000	6,682,500
ON Semiconductor*	244,100	2,238,397
Varian Semiconductor Equipment Associates*	175,000	6,093,500
		15,014,397

See footnotes on page 18.

Portfolios of Investments (unaudited)

June 30, 2008

Seligman Smaller-Cap Value Fund (continued)

	Shares	Value

Software 6.0%
Lawson Software*	680,000	$4,943,600
Quest Software*	530,000	7,849,300
		12,792,900

Specialty Retail 2.4%
Pacific Sunwear of California*	320,000	2,729,600
Pier 1 Imports*	700,000	2,408,000
		5,137,600

Total Investments (Cost $190,016,391) 101.0%		214,336,326

Other Assets Less Liabilities (1.0)%		(2,135,814)

Net Assets 100.0%		$212,200,512

*	Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2008

	Large-Cap Value Fund	Smaller-Cap Value Fund
Assets:
Investments, at value:
Common stocks	$227,089,760	$214,336,326
Short-term holding	758,000	—
Total investments*	227,847,760	214,336,326
Cash	478	—
Receivable for Capital Stock sold	1,830,648	420,084
Dividends and interest receivable	227,262	37,750
Receivable for securities sold	—	1,306,177
Expenses prepaid to shareholder servicing agent	13,532	14,487
Other	45,011	66,531
Total Assets	229,964,691	216,181,355

Liabilities:
Bank overdraft	—	2,905,088
Payable for Capital Stock repurchased	1,061,208	690,233
Payable for securities purchased	620,679	—
Management fee payable	157,889	191,254
Distribution and service (12b-1) fees payable	102,638	104,038
Accrued expenses and other	94,179	90,230
Total Liabilities	2,036,593	3,980,843
Net Assets	$227,928,098	$212,200,512

Composition of Net Assets:
Capital Stock, at $0.001 par:
Class A	$9,082	$8,419
Class B	1,300	1,405
Class C	4,573	5,149
Class I	1,052	755
Class R	590	811
Additional paid-in capital	191,821,104	182,295,143
Undistributed (accumulated) net investment income (loss) (Note 7)	52,952	(1,901,432)
Undistributed net realized gain (Note 7)	7,048,675	7,470,327
Net unrealized appreciation of investments	28,988,770	24,319,935
Net Assets	$227,928,098	$212,200,512

* Cost of investments	$198,858,990	$190,016,391
See Notes to Financial Statements.

(Continued on page 20.)

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2008

	Large-Cap Value Fund	Smaller-Cap Value Fund
Net Assets:
Class A	$126,921,882	$112,391,174
Class B	17,216,129	16,834,027
Class C	60,579,930	61,733,055
Class I	15,041,045	10,578,999
Class R	8,169,112	10,663,257

Shares Outstanding:
Class A	9,081,908	8,418,584
Class B	1,300,354	1,405,087
Class C	4,573,094	5,148,694
Class I	1,052,416	755,477
Class R	589,405	810,973

Net Asset Value per Share:
Class A	$13.98	$13.35
Class B	$13.24	$11.98
Class C	$13.25	$11.99
Class I	$14.29	$14.00
Class R	$13.86	$13.15

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2008

	Large-Cap Value Fund	Smaller-Cap Value Fund
Investment Income:
Dividends	$2,233,829	$604,300
Interest	7,562	7,752
Total Investment Income	2,241,391	612,052

Expenses:
Management fee	988,367	1,212,271
Distribution and service (12b-1) fees	617,016	635,668
Shareholder account services	453,891	498,747
Registration	48,500	49,517
Custody and related services	39,514	38,739
Auditing and legal fees	26,981	27,157
Shareholder reports and communications	17,037	18,915
Directors’ fees and expenses	9,883	10,004
Miscellaneous	12,830	21,000
Total Expenses	2,214,019	2,512,018
Net Investment Income (Loss)	27,372	(1,899,966)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	9,408,315	4,646,399
Net change in unrealized appreciation of investments	(38,893,341)	(47,680,496)
Net Loss on Investments	(29,485,026)	(43,034,097)
Decrease in Net Assets from Operations	$(29,457,654)	$(44,934,063)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Large-Cap Value Fund		Smaller-Cap Value Fund
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations:
Net investment income (loss)	$27,372	$43,051	$(1,899,966)	$(4,571,982)
Net realized gain on investments	9,408,315	16,895,443	4,646,399	50,046,018
Net change in unrealized appreciation of investments	(38,893,341)	5,378,213	(47,680,496)	(26,592,913)
Increase (Decrease) in Net Assets From Operations	(29,457,654)	22,316,707	(44,934,063)	18,881,123

Distributions to Shareholders:
Net investment income:
Class A	—	(29,245)	—	—
Class I	—	(8,053)	—	—
Net realized long-term gain on investments:
Class A	—	—	—	(26,144,645)
Class B	—	—	—	(5,386,050)
Class C	—	—	—	(6,078,211)
Class D	—	—	—	(9,660,030)
Class I	—	—	—	(1,736,708)
Class R	—	—	—	(1,501,618)
Decrease in Net Assets from Distributions	—	(37,298)	—	(50,507,262)

Capital Share Transactions:
Net proceeds from sales of shares	28,397,523	38,864,418	18,783,213	43,336,052
Exchanged from associated funds	3,679,021	5,941,820	1,364,894	2,426,395
Investment of dividends	—	32,521	—	—
Investment of gain distributions	—	—	—	45,521,091
Total	32,076,544	44,838,759	20,148,107	91,283,538
Cost of shares repurchased	(35,202,325)	(54,312,932)	(46,332,150)	(80,774,070)
Exchanged into associated funds	(7,456,275)	(7,080,243)	(4,376,850)	(7,554,687)
Total	(42,658,600)	(61,393,175)	(50,709,000)	(88,328,757)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,582,056)	(16,554,416)	(30,560,893)	2,954,781
Increase (Decrease) in Net Assets	(40,039,710)	5,724,993	(75,494,956)	(28,671,358)

Net Assets:
Beginning of period	267,967,808	262,242,815	287,695,468	316,366,826
End of Period*	$227,928,098	$267,967,808	$212,200,512	$287,695,468

* Including undistributed (accumulated) net investment income (loss) as follows:	$52,952	$25,580	$(1,901,432)	$(1,466)
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Value Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of two separate funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (“Smaller-Cap Value Fund”). Each Fund of the Series offers the following five classes of shares:

Class A shares are subject to a continuing service fee of up to 0.25% on an annual basis and, through January 6, 2008, were sold with an initial sales charge of up to 4.75% (5.75% effective January 7, 2008). Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of a Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based

Notes to Financial Statements (unaudited)

on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining fair value) (Note 3). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. To the extent that either Fund invests a substantial percentage of its assets in an industry, that Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization or smaller capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of a Fund investing in such companies may be negatively affected.

b.	Repurchase Agreements — The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

c.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2008, distribution and service (12b-1) fees, shareholder account services and registration expenses were class-specific expenses.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

e.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

f.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be

Notes to Financial Statements (unaudited)

taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended June 30, 2008.

3.	Fair Value Measurements — A summary of the value of the Funds’ investments as of June 30, 2008, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

Valuation Inputs	Large-Cap Value Fund	Smaller-Cap Value Fund
Level 1-Quoted Prices	$227,089,760	$214,336,326
Level 2-Other Significant Observable Inputs	758,000	—
Level 3-Significant Unobservable Inputs	—	—
Total	$227,847,760	$214,336,326

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.80% and 1.00% per annum of the average daily net assets of the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively. (Note 10)

For the six months ended June 30, 2008, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of each Fund’s shares and an affiliate of the Manager, received commissions and concessions from sales of Class A shares. Commissions were also paid to dealers for sales of Class A shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Class A Dealer Commissions
Large-Cap Value Fund	$6,574	$45,205
Smaller-Cap Value Fund	3,475	21,928

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to each Fund pursuant to its Plan. For the six months ended June 30, 2008, fees incurred by the Large-Cap Value Fund and Smaller-Cap Value Fund under their respective Plans aggregated $165,267 and $158,279, respectively, or 0.24% and 0.24%, respectively, per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D (only through May 16, 2008) shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

For the six months ended June 30, 2008, fees incurred under the Plan, equivalent to 1% (0.99%, in the case of Class B shares) per annum of the average daily net assets of Class B, Class C and Class D (only through May 16, 2008) shares, and 0.50% per annum of the average daily net assets of Class R shares, were as follows:

Fund	Class B	Class C	Class D	Class R
Large-Cap Value Fund	$105,603	$197,184	$128,423	$20,539
Smaller-Cap Value Fund	101,894	183,605	164,509	27,381

Notes to Financial Statements (unaudited)

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended June 30, 2008, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees of $4,915 and $5,337 for the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D (only through May 16, 2008) and Class R shares. For the six months ended June 30, 2008, such charges amounted to $16,504 and $23,681 for the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2008, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost $453,891 and $498,747 to the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively, for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than each Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of each Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Series to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2008, the Series’ potential obligation under the Guaranties is $884,200. At June 30, 2008, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranties. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Series for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2008, is included in accrued expenses and other liabilities, as follows:

Fund	Amount
Large-Cap Value Fund	$2,187
Smaller-Cap Value Fund	2,303

5.

Committed Line of Credit — The Series is a participant in a joint $200 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund‘s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn

Notes to Financial Statements (unaudited)

upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2008, the Series did not borrow from the credit facility.

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2008, were as follows:

Fund	Purchases	Sales
Large-Cap Value Fund	$35,528,277	$47,175,984
Smaller-Cap Value Fund	21,050,621	50,889,919

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2008, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2008, the cost of investments for federal income tax purposes for the Large-Cap Value Fund and the Smaller-Cap Value Fund was $198,888,824 and $190,031,267, respectively. The tax basis cost was greater than the cost for financial reporting purposes for the Large-Cap Value Fund and Smaller-Cap Value Fund primarily due to the tax deferral of losses on wash sales in the amounts of $29,834 and $14,876, respectively.

The tax basis components of accumulated earnings at June 30, 2008 are presented below.

	Large-Cap Value Fund	Smaller-Cap Value Fund
Gross unrealized appreciation of portfolio securities	$47,842,241	$54,806,167
Gross unrealized depreciation of portfolio securities	(18,883,305)	(30,501,108)
Net unrealized appreciation of portfolio securities	28,958,936	24,305,059
Accumulated ordinary income (loss)	54,301	(1,899,966)
Capital loss carryforwards	(2,329,806)	—
Current period net realized gain	9,085,566	7,485,203
Total accumulated earnings	$35,768,997	$29,890,296

At December 31, 2007, the Large-Cap Value Fund had a net capital loss carryforward for federal income tax purposes of $2,329,806, expiring in 2011, which is available for offset against future taxable net capital gains. Accordingly, no capital gain distribution is expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

In addition, from November 1, 2007 through December 31, 2007, the Fund incurred $322,749 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2008. These losses will be available to offset future taxable net gains.

Notes to Financial Statements (unaudited)

8.	Capital Share Transactions — The Series has authorized 1,000,000,000 shares for each Fund of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

Large-Cap Value Fund

	Six Months Ended June 30, 2008†		Year Ended December 31, 2007
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,186,228	$17,604,426	1,306,417	$20,305,532
Exchanged from associated funds	136,900	2,051,036	234,773	3,620,842
Converted from Class B*	176,105	2,615,395	367,179	5,703,769
Investment of dividends	—	—	1,534	24,468
Total	1,499,233	22,270,857	1,909,903	29,654,611
Cost of shares repurchased	(1,545,499)	(23,297,032)	(1,678,020)	(25,851,264)
Exchanged into associated funds	(293,676)	(4,294,119)	(272,273)	(4,155,760)
Total	(1,839,175)	(27,591,151)	(1,950,293)	(30,007,024)
Decrease	(339,942)	$(5,320,294)	(40,390)	$(352,413)
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	16,209	$228,360	34,801	$513,177
Exchanged from associated funds	36,343	516,305	73,231	1,090,213
Total	52,552	744,665	108,032	1,603,390
Cost of shares repurchased	(193,453)	(2,728,587)	(545,990)	(7,988,638)
Exchanged into associated funds	(123,900)	(1,722,370)	(106,473)	(1,531,174)
Converted to Class A*	(185,586)	(2,615,395)	(385,277)	(5,703,769)
Total	(502,939)	(7,066,352)	(1,037,740)	(15,223,581)
Decrease	(450,387)	$(6,321,687)	(929,708)	$(13,620,191)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	163,584	$2,348,736	123,099	$1,794,718
Exchanged from associated funds	41,723	591,165	33,527	491,502
Converted from Class D**	2,417,785	36,097,524	—	—
Total	2,623,092	39,037,425	156,626	2,286,220
Cost of shares repurchased	(288,337)	(4,072,216)	(401,110)	(5,904,468)
Exchanged into associated funds	(63,764)	(888,666)	(45,557)	(685,886)
Total	(352,101)	(4,960,882)	(446,667)	(6,590,354)
Increase (decrease)	2,270,991	$34,076,543	(290,041)	$(4,304,134)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	295,255	$4,203,646	536,187	$7,886,525
Exchanged from associated funds	35,497	504,578	51,382	734,377
Total	330,752	4,708,224	587,569	8,620,902
Cost of shares repurchased	(280,434)	(3,938,064)	(808,907)	(11,966,766)
Exchanged into associated funds	(39,486)	(551,054)	(48,187)	(707,378)
Converted to Class C**	(2,422,653)	(36,097,524)	—	—
Total	(2,742,573)	(40,586,642)	(857,094)	(12,674,144)
Decrease	(2,411,821)	$(35,878,418)	(269,525)	$(4,053,242)
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	122,069	$1,857,979	178,075	$2,803,792
Investment of dividends	—	—	496	8,053
Total	122,069	1,857,979	178,571	2,811,845
Cost of shares repurchased	(33,930)	(514,378)	(119,886)	(1,886,505)
Increase	88,139	$1,343,601	58,685	$925,340

See footnote on page 30.

Notes to Financial Statements (unaudited)

Large-Cap Value Fund (continued)

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	145,727	$2,154,376	358,247	$5,560,674
Exchanged from associated funds	1,081	15,937	322	4,886
Total	146,808	2,170,313	358,569	5,565,560
Cost of shares repurchased	(43,878)	(652,048)	(46,387)	(715,291)
Exchanged into associated funds	(4)	(66)	(3)	(45)
Total	(43,882)	(652,114)	(46,390)	(715,336)
Increase	102,926	$1,518,199	312,179	$4,850,224

Smaller-Cap Value Fund
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	581,317	$8,220,349	1,069,069	$19,255,648
Exchanged from associated funds	58,938	849,993	88,513	1,641,975
Converted from Class B*	167,991	2,328,584	318,962	5,967,273
Investment of gain distributions	—	—	1,319,458	22,609,348
Total	808,246	11,398,926	2,796,002	49,474,244
Cost of shares repurchased	(1,962,172)	(27,854,462)	(2,358,240)	(43,020,412)
Exchanged into associated funds	(166,224)	(2,349,625)	(223,765)	(3,984,820)
Total	(2,128,396)	(30,204,087)	(2,582,005)	(47,005,232)
Increase (decrease)	(1,320,150)	$(18,805,161)	213,997	$2,469,012
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	36,847	$482,965	56,050	$946,146
Exchanged from associated funds	5,881	60,152	14,065	243,051
Investment of gain distributions	—	—	315,230	4,914,157
Total	42,728	543,117	385,345	6,103,354
Cost of shares repurchased	(250,059)	(3,183,933)	(585,781)	(9,761,099)
Exchanged into associated funds	(69,747)	(875,469)	(70,592)	(1,184,599)
Converted to Class A*	(186,783)	(2,328,584)	(348,309)	(5,967,273)
Total	(506,589)	(6,387,986)	(1,004,682)	(16,912,971)
Decrease	(463,861)	$(5,844,869)	(619,337)	$(10,809,617)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	128,061	$1,656,429	165,842	$2,730,024
Exchanged from associated funds	8,676	110,490	11,965	212,684
Converted from Class D**	3,285,345	44,023,620	—	—
Investment of gain distributions	—	—	357,870	5,555,373
Total	3,422,082	45,790,539	535,677	8,498,081
Cost of shares repurchased	(474,674)	(6,067,035)	(423,928)	(7,053,589)
Exchanged into associated funds	(45,194)	(580,813)	(46,291)	(760,274)
Total	(519,868)	(6,647,848)	(470,219)	(7,813,863)
Increase	2,902,214	$39,142,691	65,458	$684,218

See footnote on page 30.

Notes to Financial Statements (unaudited)

Smaller-Cap Value Fund (continued)

	Six Months Ended June 30, 2008†		Year Ended December 31, 2007
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	285,912	$3,640,017	562,039	$9,394,541
Exchanged from associated funds	26,563	339,151	19,465	326,170
Investment of gain distributions	—	—	593,303	9,207,049
Total	312,475	3,979,168	1,174,807	18,927,760
Cost of shares repurchased	(535,841)	(6,811,973)	(1,026,861)	(17,209,677)
Exchanged into associated funds	(44,756)	(565,837)	(102,536)	(1,613,872)
Converted to Class C**	(3,290,256)	(44,023,620)	—	—
Total	(3,870,853)	(51,401,430)	(1,129,397)	(18,823,549)
Increase (decrease)	(3,558,378)	$(47,422,262)	45,410	$104,211
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	95,647	$1,416,921	113,151	$2,104,466
Investment of gain distributions	—	—	97,147	1,736,708
Total	95,647	1,416,921	210,298	3,841,174
Cost of shares repurchased	(20,262)	(301,894)	(88,902)	(1,682,973)
Increase	75,385	$1,115,027	121,396	$2,158,201
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	239,964	$3,366,532	489,599	$8,905,227
Exchanged from associated funds	355	5,108	127	2,515
Investment of gain distributions	—	—	89,735	1,498,456
Total	240,319	3,371,640	579,461	10,406,198
Cost of shares repurchased	(149,304)	(2,112,853)	(112,219)	(2,046,320)
Exchanged into associated funds	(358)	(5,106)	(661)	(11,122)
Total	(149,662)	(2,117,959)	(112,880)	(2,057,442)
Increase	90,657	$1,253,681	466,581	$8,348,756

*	Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date.
**	Effective May 16, 2008, Class D shares were converted to Class C shares.
†	January 1, 2008 to May 16, 2008, in the case of Class D shares.

9.	Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties

Notes to Financial Statements (unaudited)

permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

10.	Subsequent Events — On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of the acquisition of the Manager will result in the Manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the Manager and an assignment and automatic termination of the Series’ current management agreement with the Manager. On July 29, 2008, the Series’ Board approved, with respect to each Fund, a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of each Fund for their approval.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each of the Fund’s classes for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

Large-Cap Value Fund

CLASS A
	Six Months Ended		Year Ended December 31,
	6/30/08		2007		2006	2005		2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$15.73		$14.43		$12.79	$11.62		$10.07		$7.45
Income (Loss) from Investment Operations:
Net investment income	0.02		0.04		0.05	0.04		0.06		0.07
Net realized and unrealized gain (loss) on investments	(1.77)		1.26		1.60	1.13		1.52		2.63
Total from Investment Operations	(1.75)		1.30		1.65	1.17		1.58		2.70
Less Distributions:
Dividends from net investment income	—		—	#	(0.01)	—	#	(0.03)		(0.08)
Net Asset Value, End of Period	$13.98		$15.73		$14.43	$12.79		$11.62		$10.07

Total Return	(11.12)%		9.03%		12.92%	10.08%		15.69%	ø	36.29%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$126,921		$148,242		$136,583	$104,699		$86,128		$78,428
Ratio of expenses to average net assets	1.56%	†	1.51%		1.54%	1.61%		1.62%		1.66%
Ratio of net investment income to average net assets	0.25%	†	0.29%		0.40%	0.36%		0.54%		0.89%
Portfolio turnover rate	14.31%		18.01%		30.04%	29.85%		16.73%		19.09%

See footnotes on page 43.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS B
	Six Months Ended		Year Ended December 31,
	6/30/08		2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$14.96		$13.82	$12.33	$11.28	$9.83		$7.28
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)		(0.07)	(0.05)	(0.04)	(0.02)		0.01
Net realized and unrealized gain (loss) on investments	(1.69)		1.21	1.54	1.09	1.47		2.55
Total from Investment Operations	(1.72)		1.14	1.49	1.05	1.45		2.56
Less Distributions:
Dividends from net investment income	—		—	—	—	—		(0.01)
Net Asset Value, End of Period	$13.24		$14.96	$13.82	$12.33	$11.28		$9.83

Total Return	(11.50)%		8.25%	12.08%	9.31%	14.75%	ø	35.23%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$17,216		$26,191	$37,050	$50,508	$58,347		$62,146
Ratio of expenses to average net assets	2.31%	†	2.26%	2.29%	2.36%	2.37%		2.42%
Ratio of net investment income (loss) to average net assets	(0.50)%	†	(0.47)%	(0.35)%	(0.39)%	(0.20)%		0.13%
Portfolio turnover rate	14.31%		18.01%	30.04%	29.85%	16.73%		19.09%

See footnotes on page 43.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS C
	Six Months Ended		Year Ended December 31,
	6/30/08		2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$14.95		$13.82	$12.32	$11.28	$9.83		$7.28
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)		(0.07)	(0.05)	(0.04)	(0.02)		0.01
Net realized and unrealized gain (loss) on investments	(1.66)		1.20	1.55	1.08	1.47		2.55
Total from Investment Operations	(1.70)		1.13	1.50	1.04	1.45		2.56
Less Distributions:
Dividends from net investment income	—		—	—	—	—		(0.01)
Net Asset Value, End of Period	$13.25		$14.95	$13.82	$12.32	$11.28		$9.83

Total Return	(11.37)%		8.18%	12.18%	9.22%	14.75%	ø	35.23%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$60,580		$34,424	$35,820	$37,981	$39,117		$39,764
Ratio of expenses to average net assets	2.32%	†	2.26%	2.29%	2.36%	2.37%		2.42%
Ratio of net investment income (loss) to average net assets	(0.52)%	†	(0.47)%	(0.35)%	(0.39)%	(0.21)%		0.13%
Portfolio turnover rate	14.31%		18.01%	30.04%	29.85%	16.73%		19.09%

See footnotes on page 43.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS D
	1/1/08 to		Year Ended December 31,
	5/16/08*		2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$14.94		$13.81	$12.31	$11.27	$9.82		$7.27
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)		(0.07)	(0.05)	(0.04)	(0.02)		0.01
Net realized and unrealized gain (loss) on investments	(0.02)		1.20	1.55	1.08	1.47		2.55
Total from Investment Operations	(0.04)		1.13	1.50	1.04	1.45		2.56
Less Distributions:
Dividends from net investment income	—		—	—	—	—		(0.01)
Net Asset Value, End of Period	$14.90		$14.94	$13.81	$12.31	$11.27		$9.82

Total Return	(0.27)%		8.18%	12.09%	9.32%	14.77%	ø	35.28%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$36,039	$37,027	$34,084	$31,797		$26,477
Ratio of expenses to average net assets	2.31%	†	2.26%	2.29%	2.36%	2.37%		2.42%
Ratio of net investment income (loss) to average net assets	(0.48)%	†	(0.47)%	(0.35)%	(0.39)%	(0.20)%		0.13%
Portfolio turnover rate	14.31%	øø	18.01%	30.04%	29.85%	16.73%		19.09%

See footnotes on page 43.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS I
	Six Months Ended		Year Ended December 31,
	6/30/08		2007	2006	2005		2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$16.04		$14.64	$12.96	$11.70		$10.13		$7.47
Income (Loss) from Investment Operations:
Net investment income	0.06		0.13	0.13	0.12		0.12		0.12
Net realized and unrealized gain (loss) on investments	(1.81)		1.28	1.64	1.14		1.54		2.64
Total from Investment Operations	(1.75)		1.41	1.77	1.26		1.66		2.76
Less Distributions:
Dividends from net investment income	—		(0.01)	(0.09)	—	#	(0.09)		(0.10)
Net Asset Value, End of Period	$14.29		$16.04	$14.64	$12.96		$11.70		$10.13

Total Return	(10.91)%		9.62%	13.66%	10.78%		16.37%	ø	37.01%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$15,041		$15,470	$13,258	$11,357		$10,362		$7,160
Ratio of expenses to average net assets	0.97%	†	0.95%	0.97%	0.97%		0.99%		1.08%
Ratio of net investment income to average net assets	0.84%	†	0.85%	0.97%	1.00%		1.17%		1.46%
Portfolio turnover rate	14.31%		18.01%	30.04%	29.85%		16.73%		19.09%

See footnotes on page 43.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS R
	Six Months Ended		Year Ended December 31,						4/30/03** to 12/31/03
	6/30/08		2007		2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$15.63		$14.38		$12.76	$11.62	$10.08		$7.75
Income from Investment Operations:
Net investment income	—	#	—	#	0.02	0.01	0.03		0.04
Net realized and unrealized gain (loss) on investments	(1.77)		1.25		1.60	1.13	1.51		2.37
Total from Investment Operations	(1.77)		1.25		1.62	1.14	1.54		2.41
Less Distributions:
Dividends from net investment income	—		—		—	—	—		(0.08)
Net Asset Value, End of Period	$13.86		$15.63		$14.38	$12.76	$11.62		$10.08

Total Return	(11.32)%		8.69%		12.70%	9.81%	15.28%	ø	31.15%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,169		$7,601		$2,506	$1,326	$731		$2
Ratio of expenses to average net assets	1.81%	†	1.76%		1.79%	1.86%	1.87%		1.85%	†
Ratio of net investment income to average net assets	—%	†	0.03%		0.15%	0.11%	0.29%		0.66%	†
Portfolio turnover rate	14.31%		18.01%		30.04%	29.85%	16.73%		19.09%	øøø

See	footnotes on page 43.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS A
	Six Months Ended		Year Ended December 31,
	6/30/08		2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$15.92		$17.67	$15.82	$16.78	$14.30		$9.60
Income (Loss) from Investment Operations:
Net investment loss	(0.09)		(0.21)	(0.22)	(0.16)	(0.07)		(0.11)
Net realized and unrealized gain (loss) on investments	(2.48)		1.43	3.51	(0.37)	2.99		4.81
Total from Investment Operations	(2.57)		1.22	3.29	(0.53)	2.92		4.70
Less Distributions:
Distributions from net realized capital gain	—		(2.97)	(1.44)	(0.43)	(0.44)		—
Net Asset Value, End of Period	$13.35		$15.92	$17.67	$15.82	$16.78		$14.30

Total Return	(16.14)%		6.26%	21.38%	(3.08)%	20.58%	ø	48.96%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$112,391		$155,045	$168,326	$173,612	$167,173		$117,200
Ratio of expenses to average net assets	1.81%	†	1.71%	1.74%	1.76%	1.75%		1.81%
Ratio of net investment loss to average net assets	(1.31)%	†	(1.17)%	(1.27)%	(1.01)%	(0.44)%		(1.14)%
Portfolio turnover rate	8.61%		26.51%	35.40%	25.06%	32.70%		26.48%

See footnotes on page 43.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS B
	Six Months Ended		Year Ended December 31,
	6/30/08		2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$14.34		$16.30	$14.79	$15.84	$13.63		$9.22
Income (Loss) from Investment Operations:
Net investment loss	(0.13)		(0.32)	(0.32)	(0.26)	(0.17)		(0.21)
Net realized and unrealized gain (loss) on investments	(2.23)		1.33	3.27	(0.36)	2.82		4.62
Total from Investment Operations	(2.36)		1.01	2.95	(0.62)	2.65		4.41
Less Distributions:
Distributions from net realized capital gain	—		(2.97)	(1.44)	(0.43)	(0.44)		—
Net Asset Value, End of Period	$11.98		$14.34	$16.30	$14.79	$15.84		$13.63

Total Return	(16.46)%		5.47%	20.56%	(3.84)%	19.61%	ø	47.83%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$16,834		$26,802	$40,562	$55,686	$92,034		$86,427
Ratio of expenses to average net assets	2.56%	†	2.46%	2.48%	2.51%	2.50%		2.56%
Ratio of net investment loss to average net assets	(2.06)%	†	(1.92)%	(2.02)%	(1.76)%	(1.19)%		(1.89)%
Portfolio turnover rate	8.61%		26.51%	35.40%	25.06%	32.70%		26.48%

See footnotes on page 43.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS C
	Six Months Ended		Year Ended December 31,
	6/30/08		2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$14.34		$16.30	$14.80	$15.84	$13.63		$9.22
Income (Loss) from Investment Operations:
Net investment loss	(0.13)		(0.32)	(0.32)	(0.26)	(0.17)		(0.19)
Net realized and unrealized gain (loss) on investments	(2.22)		1.33	3.26	(0.35)	2.82		4.60
Total from Investment Operations	(2.35)		1.01	2.94	(0.61)	2.65		4.41
Less Distributions:
Distributions from net realized capital gain	—		(2.97)	(1.44)	(0.43)	(0.44)		—
Net Asset Value, End of Period	$11.99		$14.34	$16.30	$14.80	$15.84		$13.63

Total Return	(16.39)%		5.47%	20.48%	(3.78)%	19.61%	ø	47.83%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$61,733		$32,206	$35,549	$37,876	$44,185		$31,832
Ratio of expenses to average net assets	2.55%	†	2.46%	2.48%	2.51%	2.50%		2.56%
Ratio of net investment loss to average net assets	(2.01)%	†	(1.92)%	(2.02)%	(1.76)%	(1.19)%		(1.89)%
Portfolio turnover rate	8.61%		26.51%	35.40%	25.06%	32.70%		26.48%

See footnotes on page 43.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS D
	1/1/08 to		Year Ended December 31,
	5/16/08*		2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$14.34		$16.31	$14.79	$15.84	$13.63		$9.22
Income (Loss) from Investment Operations:
Net investment loss	(0.10)		(0.32)	(0.32)	(0.26)	(0.17)		(0.20)
Net realized and unrealized gain (loss) on investments	(0.86)		1.32	3.28	(0.36)	2.82		4.61
Total from Investment Operations	(0.96)		1.00	2.96	(0.62)	2.65		4.41
Less Distributions:
Distributions from net realized capital gain	—		(2.97)	(1.44)	(0.43)	(0.44)		—
Net Asset Value, End of Period	$13.38		$14.34	$16.31	$14.79	$15.84		$13.63

Total Return	(6.69)%		5.41%	20.63%	(3.84)%	19.61%	ø	47.83%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$51,010	$57,281	$55,187	$61,889		$42,763
Ratio of expenses to average net assets	2.58%	†	2.46%	2.48%	2.51%	2.50%		2.56%
Ratio of net investment loss to average net assets	(2.12)%	†	(1.92)%	(2.02)%	(1.76)%	(1.19)%		(1.89)%
Portfolio turnover rate	8.61%	øø	26.51%	35.40%	25.06%	32.70%		26.48%

See footnotes on page 43.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS I
	Six Months Ended		Year Ended December 31,
	6/30/08		2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$16.65		$18.26	$16.21	$17.09	$14.48		$9.66
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.05)		(0.12)	(0.12)	(0.07)	0.02		(0.06)
Net realized and unrealized gain (loss) on investments	(2.60)		1.48	3.61	(0.38)	3.03		4.88
Total from Investment Operations	(2.65)		1.36	3.49	(0.45)	3.05		4.82
Less Distributions:
Distributions from net realized capital gain	—		(2.97)	(1.44)	(0.43)	(0.44)		—
Net Asset Value, End of Period	$14.00		$16.65	$18.26	$16.21	$17.09		$14.48

Total Return	(15.92)%		6.85%	22.11%	(2.56)%	21.23%	ø	49.90%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,579		$11,322	$10,201	$9,141	$8,976		$6,585
Ratio of expenses to average net assets	1.18%	†	1.15%	1.18%	1.18%	1.19%		1.27%
Ratio of net investment income (loss) to average net assets	(0.67)%	†	(0.61)%	(0.71)%	(0.43)%	0.12%		(0.60)%
Portfolio turnover rate	8.61%		26.51%	35.40%	25.06%	32.70%		26.48%

See footnotes on page 43.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS R
	Six Months Ended		Year Ended December 31,					4/30/03** to 12/31/03
	6/30/08		2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$15.70		$17.53	$15.72	$16.73	$14.31		$10.27
Income (Loss) from Investment Operations:
Net investment loss	(0.11)		(0.25)	(0.26)	(0.20)	(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	(2.44)		1.39	3.51	(0.38)	2.97		4.15
Total from Investment Operations	(2.55)		1.14	3.25	(0.58)	2.86		4.04
Less Distributions:
Distributions from net realized capital gain	—		(2.97)	(1.44)	(0.43)	(0.44)		—
Net Asset Value, End of Period	$13.15		$15.70	$17.53	$15.72	$16.73		$14.31

Total Return	(16.24)%		5.83%	21.27%	(3.39)%	20.15%	ø	39.34%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,663		$11,311	$4,448	$3,156	$1,903		$2
Ratio of expenses to average net assets	2.06%	†	1.96%	1.99%	2.01%	2.00%		2.03%	†
Ratio of net investment loss to average net assets	(1.56)%	†	(1.42)%	(1.52)%	(1.26)%	(0.69)%		(1.38)%	†
Portfolio turnover rate	8.61%		26.51%	35.40%	25.06%	32.70%		26.48%	øøø

*	Date of conversion to Class C shares.
**	Commencement of offering of shares.
†	Annualized.
#	Less than + or – $0.01 per share.
ø

Excluding the effect of certain payments received from the Manager in 2004, total return would have been as follows: Large-Cap Value Fund Class A, B, C, D, I and R, 15.68%, 14.74%, 14.74%, 14.76%, 16.36%, and 15.27%, respectively; and for Smaller-Cap Value Fund Class A, B, C, D, I and R, 20.57%, 19.60%, 19.60%, 19.60%, 21.22%, and 20.14%, respectively.

øø	Computed at the Fund level for the six months ended June 30, 2008.
øøø	Computed at the Fund level for the year ended December 31, 2003.

See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 2,3

•	Head of School, The Masters School
•	Trustee, New York State Association of Independent Schools and Greens Farms Academy
•	Commissioner, Middle States Association

John R. Galvin 1,3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

John F. Maher 1,3

•	Retired President, Chief Executive Officer, and former Director, Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2,3

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
•

Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2,3

•	Attorney
•	Trustee, The Geraldine R. Dodge Foundation and Drew University

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1,3

•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2,3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1,3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Neil T. Eigen

Vice President

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Thomas G. Rose

Vice President

Richard S. Rosen

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Paul B. Goucher

Secretary

Additional Fund Information

Fund Symbols	Manager	General Distributor
Large-Cap Value Fund Class A: SLVAX Class B: SLVBX Class C: SVLCX Class R: SLVRX Smaller-Cap Value Fund	J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 Shareholder Service Agent Seligman Data Corp.	Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP
Class A: SSCVX	100 Park Avenue	Important Telephone Numbers
Class B: SSCBX Class C: SVMCX Class R: SSVRX	New York, NY 10017 Mail Inquiries to: P.O. Box 9759 Providence, RI 02940-9759	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Series’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectuses or statement of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Value Fund Series, Inc., which contains information about the investment objectives, risks, charges, and expenses of each Fund, each of which should be considered carefully before investing or sending money.

EQVA3 6/08

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Investments in securities of unaffiliated issuers.
Included in Item 1 above.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/s/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2008

By:	/s/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 2, 2008

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.